Capital management (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Capital management
Total equity in % of total assets	39.80%	38.90%
Debt and lease liabilities in % of total assets	38.90%	39.10%